                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                        INVESTMENT OBJECTIVE                AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. BASIC VALUE FUND --  Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS  SERIES II SHARES                                            (subadvised by Invesco Trimark
                                                                             Ltd.; Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco
                                                                             Senior Secured Management, Inc.;
                                                                             Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited;
                                                                             Invesco Asset Management (Japan)
                                                                             Limited; Invesco Asset Management
                                                                             Deutschland, GmbH; and Invesco
                                                                             Australia Limited)
                 ------------------------------------------------------------------------------------------------

17959PRU SUPPC 03/01/10


                     SUBACCOUNT                                  INVESTMENT OBJECTIVE
                     ----------------------------------------------------------------------------
                     AIM V.I. CAPITAL APPRECIATION     Growth of capital.
                     FUND -- SERIES I SHARES










                     ----------------------------------------------------------------------------
                     AIM V.I. CORE EQUITY FUND --      Growth of capital.
                     SERIES I SHARES










                     ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN THEMATIC        Long-term growth of capital.
VARIABLE PRODUCTS    GROWTH PORTFOLIO -- CLASS B
SERIES FUND, INC.    (FORMERLY, ALLIANCEBERNSTEIN
                     GLOBAL TECHNOLOGY PORTFOLIO)
                     ----------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN                 Long-term growth of capital.
                     GROWTH AND INCOME PORTFOLIO --
                     CLASS B
                     ----------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                     GROWTH PORTFOLIO -- CLASS B
                     ----------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                     GROWTH PORTFOLIO -- CLASS B
                     ----------------------------------------------------------------------------
COLUMBIA FUNDS       COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
VARIABLE INSURANCE   VARIABLE SERIES -- CLASS A        capital.
TRUST
                     ----------------------------------------------------------------------------
                     COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                     OPPORTUNITIES FUND, VARIABLE      capital.
                     SERIES -- CLASS B
                     ----------------------------------------------------------------------------
DREYFUS              THE DREYFUS SOCIALLY RESPONSIBLE  Seeks capital growth, with current
                     GROWTH FUND, INC. --              income as a secondary goal.
                     INITIAL SHARES
                     ----------------------------------------------------------------------------
EATON VANCE          VT FLOATING-RATE INCOME FUND      To provide a high level of current
VARIABLE TRUST                                         income.
                     ----------------------------------------------------------------------------
                     VT WORLDWIDE HEALTH SCIENCES      Seeks long-term capital growth by
                     FUND                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
FEDERATED INSURANCE  FEDERATED HIGH INCOME BOND        Seeks high current income by
SERIES               FUND II -- SERVICE SHARES         investing in lower-rated corporate debt
                                                       obligations commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Growth of capital.                        Invesco Aim Advisors, Inc.
         (subadvised by Invesco Trimark
                                          Ltd.; Invesco Global Asset
                                          Management (N.A.), Inc.; Invesco
                                          Institutional (N.A.), Inc.; Invesco
                                          Senior Secured Management, Inc.;
                                          Invesco Hong Kong Limited;
                                          Invesco Asset Management Limited;
                                          Invesco Asset Management (Japan)
                                          Limited; Invesco Asset Management
                                          Deutschland, GmbH; and Invesco
                                          Australia Limited)
------------------------------------------------------------------------------
Growth of capital.                        Invesco Aim Advisors, Inc.
         (subadvised by Invesco Trimark
                                          Ltd.; Invesco Global Asset
                                          Management (N.A.), Inc.; Invesco
                                          Institutional (N.A.), Inc.; Invesco
                                          Senior Secured Management, Inc.;
                                          Invesco Hong Kong Limited;
                                          Invesco Asset Management Limited;
                                          Invesco Asset Management (Japan)
                                          Limited; Invesco Asset Management
                                          Deutschland, GmbH; and Invesco
                                          Australia Limited)
------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.



------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management
capital.                                  Advisors, LLC (subadvised by
                      Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
------------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
------------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS    SERVICE CLASS 2
FUND









                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
GE INVESTMENTS        CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.           CLASS 1 SHARES                     future income.
                      ------------------------------------------------------------------------------
                      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                         with prudent investment management
                                                         and the preservation of capital.
                      ------------------------------------------------------------------------------
                      MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                      SHARES                             future income.
                      ------------------------------------------------------------------------------
                      MONEY MARKET FUND/1/               Seeks a high level of current income
                                                         consistent with the preservation of
                                                         capital and maintenance of liquidity.
                      ------------------------------------------------------------------------------
                      PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                      CLASS 1 SHARES                     future income rather than current
                                                         income.
                      ------------------------------------------------------------------------------
                      REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                      CLASS 1 SHARES                     current income and capital
                                                         appreciation.
                      ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Fidelity Management & Research
                                           Company (FMR) (subadvised by
                                           FMR Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA, and FIAA (U.K.) L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          S&P's 500 Composite Stock Index.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES




                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                       SHARES                             composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                       SHARES (FORMERLY, MID CAP
                       GROWTH PORTFOLIO)
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a
                       SHARES (FORMERLY, WORLDWIDE        manner consistent with preservation of
                       GROWTH PORTFOLIO)                  capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                       FUNDAMENTAL VALUE PORTFOLIO --     income as a secondary consideration.
                       CLASS I (FORMERLY, LEGG MASON      This objective may be changed without
                       PARTNERS VARIABLE FUNDAMENTAL      shareholder approval.
                       VALUE PORTFOLIO -- CLASS I)
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-------------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-------------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.

-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                     INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --     The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
                       --------------------------------------------------------------------------------
                       MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
                       --------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --           The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek total return. The fund's objective
                                                            may be changed without shareholder
                                                            approval.
                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE      in securities of well-known,
                       SHARES                               established companies.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES        Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES            by investing a substantial portion of its
                                                            assets in securities of foreign issuers,
                                                            "growth type" companies, cyclical
                                                            industries and special situations that
                                                            are considered to have appreciation
                                                            possibilities.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET              Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL        Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER MIDCAP FUND/VA           Seeks capital appreciation by investing
                       -- SERVICE SHARES                    in "growth type" companies.
                       --------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       --------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                                                            Invests at least 80% of its assets in a
                                                            diversified portfolio of high yield
                                                            securities ("junk bonds") rated below
                                                            investment grade but rated at least Caa
                                                            by Moody's or CCC by S&P, or, if
                                                            unrated, determined by PIMCO to be
                                                            of comparable quality, subject to a
                                                            maximum of 5% of its total assets in
                                                            securities rated Caa by Moody's or
                                                            CCC by S&P, or, if unrated,
                                                            determined by PIMCO to be of
                                                            comparable quality.
                       --------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       --------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       --------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                       --------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC and GE Asset Management
                                           Incorporated)
------------------------------------------------------------------------------


                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------
                      JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                      SHARES

                      -------------------------------------------------------------------------
                      JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                      CLASS II SHARES

                      -------------------------------------------------------------------------
                      SP INTERNATIONAL GROWTH PORTFOLIO  Seeks long-term growth of capital.
                      -- CLASS II SHARES


                      -------------------------------------------------------------------------
                      SP PRUDENTIAL U.S. EMERGING        Seeks long-term growth of capital.
                      GROWTH PORTFOLIO --
                      CLASS II SHARES
                      -------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) FUND/1/              Seeks to provide investment results
                                                         that correspond to a benchmark for
                                                         over-the-counter securities. The
                                                         portfolio's current benchmark is the
                                                         NASDAQ 100 Index(TM).
                      -------------------------------------------------------------------------
THE UNIVERSAL         EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,  CLASS II SHARES                    current income.
INC.
                      -------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by William Blair &
                                      Company LLC and Marsico Capital
                                      Management LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks to provide investment results   Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
-------------------------------------------------------------------------
Seeks both capital appreciation and   Morgan Stanley Investment
current income.                       Management Inc.

-------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      6